Prepayments and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	£ 1,138	£ 1,361
Deferred IPO costs	0	1,527
Other receivables	672	71
Total prepayments and other receivables	£ 1,810	£ 2,959